Average Annual Total Returns - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - Select Telecommunications Portfolio	Apr. 29, 2023
Fidelity Advisor Telecommunications Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(21.99%)
Past 5 years	none
Past 10 years	4.69%
Fidelity Advisor Telecommunications Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(23.26%)
Past 5 years	(1.69%)
Past 10 years	3.02%
Fidelity Advisor Telecommunications Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.97%)
Past 5 years	0.09%
Past 10 years	3.67%
Fidelity Advisor Telecommunications Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(18.61%)
Past 5 years	0.46%
Past 10 years	4.71%
Fidelity Advisor Telecommunications Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(20.34%)
Past 5 years	0.17%
Past 10 years	4.62%
Fidelity Advisor Telecommunications Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(16.96%)
Past 5 years	1.51%
Past 10 years	5.65%
Fidelity Advisor Telecommunications Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(16.84%)
Since Inception	0.71%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXYR4
Average Annual Return:
Past 1 year	(16.27%)
Past 5 years	(0.73%)
Past 10 years	3.98%

[1]	A From October 2, 2018